Financial Instruments (Narrative) (Details)		12 Months Ended
	Jul. 07, 2022 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses		$ 1,459,243	$ 139,370	$ 44,579
Allowance against accounts receivable		1,319,873	94,791
Allowance for credit losses of promissory note receivable		131,089
Operating line of credit		$ 8,000,000
Lion Truck Body Incorporated [Member]
Disclosure of detailed information about financial instruments [line items]
Term loan, principal outstanding amount	$ 1,500,000
Interest rate per annum	3.75%
Term loan maturity	May 2050
Market risk [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage change in base rate or prime rate		1.00%
Comprehensive loss due to change in base or prime rate		$ 97,000
Closing foreign exchange rate		0.738	0.7389
Percentage of change in exchange rate		10.00%
Comprehensive loss due to change in exchange rate		$ 358,000